Note 14 - Income taxes	12 Months Ended
Dec. 31, 2025
Notes
Note 14 - Income taxes

Note 14 – Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

British Virgin Islands

Tungray Motion BVI, Tungray Electronics BVI and Tungray Intelligent BVI are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Singapore

The Company’s subsidiaries incorporated in Singapore and are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first approximately $7,300 (SGD 10,000) taxable income and 50% of the next approximately $139,000 (SGD 190,000) taxable income are exempted from income tax.

PRC

The Company’s subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on case-by-case basis. EIT grants preferential tax treatment on certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Qingdao Intelligent, Shenzhen Tongri and Qingdao Electric are HNTEs. Qingdao Intelligent’s HNTE status expires in November 2026, and Shenzhen Tongri’s HNTE status expired and renewed in December 2024 and expires in December 2026, and Qingdao Electric’s HNTE status expires in December 2026. In addition, 100% of R&D expenses of all PRC entities are subject to additional deduction from pre-tax income.

The components of the Company’s income tax provision were as follows for the years indicated:

	For the Years Ended December 31,
	2025	2024	2023

Current	$131,119	$278,082	$463,265
Deferred	-	-	74,616
Total income tax provision	$131,119	$278,082	$537,881

(Loss) income before provision for income taxes is attributable to the following geographic locations for the years indicated:

	For the Years Ended December 31,
	2025	2024	2023

Singapore	$243,732	$1,163,910	$2,679,481
PRC	684,980	(1,297,001)	(1,384,839)
Cayman	(967,870)	(160,544)	-
Total (loss) income before income taxes	$(39,158)	$(293,635)	$1,294,642

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2025	2024	2023

Computed tax expense with statutory tax rate	17.0%	17.0%	17.0%
Tax rebate in Singapore	92.9%	26.6%	-2.0%
Additional R&D deduction	384.5%	55.1%	-6.2%
Permanent difference	-203.6%	-28.5%	16.8%
Change in valuation allowance	-470.0%	-133.3%	5.7%
Impact of different tax rates in other jurisdictions	-608.1%	36.1%	-8.6%
Effect of preferential tax rates	447.1%	-40.9%	7.6%
Effect of true-up on NOL	93.3%	-%	11.1%
Interest on uncertain tax position	-88.0%	-26.9%	-%
Effective tax rate	-334.9%	-94.8%	41.4%

(1)	Permanent differences mainly consisted of expenses which are non-deductible and income exemption under local tax laws.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2025	2024	2023

Deferred tax assets
Net operating loss carry forwards	$881,855	$653,290	$247,451
Bad debt allowance	147,403	135,590	113,139
Inventory provision	49,834	49,002	30,109
Unpaid accrued bonus	16,165	15,487	30,628
Lease liabilities	143,646	216,315	81,436
Total deferred tax assets	1,238,903	1,069,684	502,763
Less: Valuation allowance	(1,038,550)	(767,542)	(392,393)
Net deferred tax assets	$200,353	$302,142	$110,370

	As of	As of	As of
	December 31,	December 31,	December 31,
	2025	2024	2023

Deferred tax liabilities
Property and equipment	(26,893)	(19,134)	(25,621)
Right-of-use assets	(173,460)	(283,008)	(84,749)
Total deferred tax liabilities	(200,353)	(302,142)	(110,370)
Total deferred tax assets, net	-	-	-

The roll-forward of valuation allowance of deferred tax assets were as follows:

	For the Years Ended December 31,
	2025	2024	2023

Balance at beginning of the year	$767,542	$392,393	$317,954
Additions	835,257	410,306	168,581
Utilization	(620,410)	(18,884)	-
Reversal	-	-	(86,177)
Exchange rate effect	56,161	(16,273)	(7,965)
Balance at end of the year	$1,038,550	$767,542	$392,393

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Company will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future.

Total net operating losses (NOLs) carryforwards of the Company’s subsidiaries in mainland China are $4,240,068 and $3,487,593 as of December 31, 2025 and 2024, respectively. As of December 31, 2025, net operating loss carry-forwards from PRC will expire in calendar years 2027 through 2035, if not utilized.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company had unrecognized uncertain tax benefits of $271,302 and $240,930, respectively, which were presented and included in the income tax payable within tax payable in the consolidated balance sheets. The fluctuation of the unrecognized tax benefits is due to foreign exchange translation adjustments. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2025 and 2024, there were $271,302 and $240,930 of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively.

The Company recognizes accrued interest related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2025, 2024 and 2023, the Company had accrued interest of nil, $78,894 and nil respectively. The Company did not record any penalties related to unrecognized tax benefits.

As of December 31, 2025, the tax years ended December 31, 2020 through 2024 for the Company’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2020 through 2024 for the Company’s subsidiaries in the Singapore is generally subject to examination by the Singapore tax authorities.

Taxes payable consist of the following:

	As of December 31, 2025	As of December 31, 2024

Income tax payable	$475,584	$509,009
VAT payable	26,452	153,621
Other tax payable	55,168	40,634
Totals	$557,204	$703,264